SECURTER SYSTEMS INC. - DISCONTINUANCE OF OPERATIONS (Details Narrative) - Securter Systems Inc. [member]		1 Months Ended	12 Months Ended
	Sep. 08, 2020 shares	Feb. 26, 2019 USD ($) $ / shares shares	Dec. 31, 2020 shares
Statement [Line Items]
Class B common shares	100,000	100,000
Class A common shares		25,937,594	26,064,546
Class A common shares issued	733,482		126,951
Class A common shares outstanding			126,951
Voting interest rate	79.10%		79.40%
Participating economic interest	3.13%		0.49%
Original Class A Common Shares	860,433
Class B common share non-participating voting		1,000
Share price | $ / shares		$ 0.23
Purchase rights		30.30%
New Class A Common Shares	4,396,000
Ownership percentage	16.00%
Exchange shares	860,433
Shares issued for consideration	4,396,000
Economic interest rate	16.00%
Total purchase consideration | $		$ 3,000,000